RELATED PARTIES TRANSACTIONS (Details)	1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended
	Oct. 31, 2014 Crawford [Member] USD ($)	Oct. 31, 2014 Crawford [Member] CNY	Apr. 16, 2014 Crawford [Member] Series E Preferred Stock USD ($)	Apr. 16, 2014 Crawford [Member] Series E Preferred Stock	Oct. 31, 2014 Ctrip [Member] Entrusted Bank Loan [Member]	Dec. 31, 2014 Ctrip [Member] Entrusted Bank Loan [Member] CNY	Dec. 31, 2014 Ctrip [Member] Series E Preferred Stock USD ($)	Oct. 14, 2014 Ctrip [Member] Class A Common Shares USD ($)
RELATED PARTIES TRANSACTIONS
Number of shares sold				1,764,055			2,368,193	1,666,666
Proceeds from issuance of shares			$ 9,702,299				$ 13,025,062
Number of warrants exercised by related party	1,500,000	1,500,000
Number of common shares sold under warrant	1,500,000	1,500,000
Purchase price (dollar per common share)	$ 5.50
Proceeds from exercise of warrants	8,249,993	50,705,282
Sale of common shares to related party (dollar per common share)								$ 6.00
Maximum borrowing capacity from related party						300,000,000
Maturity term of related party debt					3 years
Interest rate (as a percent)					8.00%